SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of consolidated financial statements in conformity with U.S.  GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods.  Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, consolidation of the VIEs, purchase price allocation relating to business acquisitions, valuation allowance for deferred tax assets, share-based compensation expenses, useful lives of property, plant and equipment and acquired intangible assets, impairment of long-lived assets, acquired intangible assets, goodwill and long term investments, and allowance of loan receivables. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs' subsidiaries and kindergartens.  All profits, transactions and balances among the Company, its subsidiaries, its VIEs and VIEs' subsidiaries and kindergartens have been eliminated upon consolidation.

Foreign currency translation

Foreign currency translation

The Company's functional currency is the United States dollar ("$").  The functional currency of the Company's subsidiaries, VIEs and VIEs' subsidiaries and kindergartens in the PRC is the Chinese Renminbi ("RMB").

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and consolidated statements of comprehensive income (loss).

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Business Combinations

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks, on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Restricted cash

Restricted cash

Restricted cash represents RMB deposits in restricted bank accounts for operating kindergartens as required by certain local regulations. The deposits in restricted bank accounts cannot be withdrawn until these kindergartens are closed. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement.

Inventories

Inventories

Inventories, mainly consisting of educational toys, teaching aids, and textbooks, are stated at the lower of cost or net realized value. Cost is determined using the weighted average method.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, restricted cash, available-for sale security, accounts receivable, other receivables, current and non-current loan receivables, amounts due from related parties and other payables. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other receivable, current loan receivables, amounts due from related parties, and other payable approximate their fair values due to the short-term maturities of these instruments. Available-for-sale security is carried at fair value. The carrying amount of non-current loan receivables approximates fair value as its interest rates are at the same level of current market yield for comparable loans.

Allowance for doubtful accounts

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. Accounts receivable balances are written off when the Company determines that the balance is uncollectible.

Loan receivables

Loan receivables

Loan receivables are recorded at unpaid principal balances, net of unearned interest  income and allowance that reflects the Company’s best estimate of the amounts that may not be collected.

The allowance for loan losses is based on the Company's assessment on the adverse situations that may affect the borrower's ability to repay, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available. There is no allowance for loan losses recorded during the years ended December 31, 2016, 2017 and 2018.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement and building improvement	Shorter of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets are carried at cost less accumulated amortization and impairment. The amortization of such acquired intangible assets is recognized over the expected useful lives of the assets.

Goodwill

Goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. The guidance permits the Company to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

The Group performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including acquired intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31, 2016, 2017 and 2018.

Long-term investments

Long-term investments

The Group's long-term investments consist of equity method investments and available-for-sale security.

(a)    Equity method investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest in common shares or in-substance common shares, the Group accounts for the investment under the equity method.  Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%.  Other factors, such as representation on the investee's board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investments at cost and subsequently recognizes its proportionate share of each equity investee’s net income or loss after the date of investment into earnings and accordingly adjusts the carrying amount of the investment.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimates the fair value of the investee company using discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company's business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Group did not record any impairment losses on its equity method investments during the years ended December 31, 2016, 2017 and 2018.

(b)    Available-for-sale security

For investment in preferred shares which is determined to be debt securities, the Group accounts for them as long-term available-for-sale security when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income (loss).

The Group reviews its investment in available-for-sale security, for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of the investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Revenue recognition

Revenue recognition

Adoption of Accounting standard codification (“ASC”), “Revenue from Contracts with Customers”

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” as modified by subsequently issued ASUs 2015-14, 2016-08, 2016-10, 2016-12 and 2016-20 (collectively ASU 2014-09).

On January 1, 2018, the Group adopted Topic 606 applying the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting period beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group recorded a net reduction to opening accumulated deficit of $931 as of January 1, 2018 due to the cumulative impact of adopting Topic 606. The impacts to revenue for the year 2018 were an increase of $1,151 as a result of adopting Topic 606.

The Group follows five steps for its revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group generated its revenues from the following revenue sources:

(i)    Tuition fees generated from kindergarten services and play-and-learn services

The Group provides private kindergarten services and play-and-learn centers services to students. Tuition fees are collected in advance and are initially recorded as deferred revenue.

Kindergarten services are by themselves, a series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, the kindergarten services are accounted for as a single performance obligation.

Play-and-learn centers services provide a different series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, play-and-learn centers services are accounted for as a single performance obligation.

The transaction prices for kindergarten services and play-and-learn services are determined by the contract amount net of any refund liabilities estimated by the management. For the kindergarten program, the students can claim certain amount of the tuition refund if more than a certain number of classes are missed. For the play-and-learn program, students are entitled to refund for unused portion of the prepaid course fees. The refund amount calculation is subject to fines and penalty.

Revenues for the kindergarten services are recognized on a straight line basis over the service period from the registration day to the day on which the service period ends. Revenues for the play-and-learn centers services are recognized ratably over the course of the programs.

(ii)   Franchising fees

The Group generates revenues by franchising kindergartens and play-and-learn centers under the brand name of RYB. The Group collects from franchisees the initial franchising fees and annual franchise fee. As the initial franchising service and annual franchising service are distinct from each other, the Group identifies two performance obligations accordingly. The transaction price is allocated to each performance obligation based on a relative stand-alone selling price.

Initial franchising fees represent provision of initial set-up services which are typically received upfront and recorded as prepayments from customers. The set-up period usually begins with the site renovation or training services, whichever is earlier, to the time point when kindergartens or play-and-learn centers commence operations, which is approximately 7 or 8 months. Initial franchising fees are recognized over time throughout the set-up period.

Annual franchise fees represent supporting services provided by the Group to the franchised kindergartens or play-and-learn centers, including marketing and advertising services. The related annual franchise fees are received upfront and recorded as deferred revenue. Annual franchise fees are recognized over time throughout the contract terms.

(iii)   Sales of educational merchandise

The Group's educational merchandise consists of educational toys, teaching aids, textbooks and other goods. The Group considers both franchisees and end-users are its customers. Prepayments for sales of educational merchandise is recognized as prepayments from customers. Sales of educational merchandise is accounted for as a single performance obligation, and recognize at the point of time when the control of promised goods is transferred to the customers.

(iv)   Training services

The Group provides training services to the franchisees and the teaching staffs of the franchised kindergartens and play-and-learn centers. The Group identified the training services as a single performance obligation, and given the trainings are usually performed during a short period of time, revenues are recognized at the point of time when training services are delivered.

(v)   Royalty fees

The Group commenced to sell educational merchandise and provide kindergarten solutions through its other business partners in second half year of 2016.  Each of its business partner is entitled to exclusive regional right to sell Group's certain educational merchandise to the kindergartners outside the Group's self-operated or franchised kindergartens within a fixed contractual period. The royalty fees are received upfront and recorded as deferred revenue. The Group identified the royalty fees as a single performance obligation, and revenues are recognized over time throughout the contract terms.

Disaggregation of revenue

The following table presents the Group’s revenues disaggregated by revenue sources.

	Years ended December 31,
	2016	2017	2018

Net revenues:
Kindergartens	78,766	105,679	124,175
Play-and-learn centers	25,390	29,871	26,777
Others	4,357	5,253	5,546

Total net revenues	108,513	140,803	156,498

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2016	2017	2018
Services:
Tuition fees from kindergartens and play-and-learn centers	78,268	100,745	117,080
Franchise fees	12,425	13,537	14,365
Training and other services	5,243	7,703	7,161
Royalty fees	—	884	610
	95,936	122,869	139,216
Products:
Sale of educational merchandise	12,577	17,934	17,282
Total net revenues	108,513	140,803	156,498

Contract liabilities

The Group's contract liabilities consists of prepayments from customers and deferred revenue, primarily relate to the advance consideration received from customers.

The table below reflects the Group's contract liabilities:

	Opening balance	Closing balance
	January 1, 2018	December 31, 2018

Prepayments from customers, current portion	11,968	6,647
Prepayments from customers, non-current portion	8,542	3,582
Deferred revenue, current portion	22,666	29,578
Deferred revenue, non-current portion	10,396	6,915

The Company recognized $31.0 million in revenue for the year ended December 31, 2018 which related to contract liabilities that existed at December 31, 2017.

There were no contract assets recorded as of December 31, 2017 and 2018.

Application of practical expedients

The Group expensed commissions related to initial franchising fees when incurred because the amortization period is less than one year. These costs are recorded in cost of revenues in the consolidated statements of operations.

Deferred revenue

Deferred revenue

Deferred revenue primarily consists of tuition fees received from customers, annual franchise fees received from franchisees, and royalty fees received from other business partners, for which services have not yet been provided to the customers. The deferred revenue is recognized as revenue once the criteria for revenue recognition have been met.

Operating leases

Operating leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease terms.

Value added taxes

Value added taxes

Pursuant to the PRC tax laws, in case of any product sales, generally the value added tax ("VAT") rate is 17% of the gross sales for general VAT payer. Some subsidiaries of the Group are deemed as general VAT payer for the sales of educational merchandise and the intercompany sales. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance, after netting off the input VAT, is recorded as accrued expenses and other current liabilities in the Group’s consolidated financial statements.

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program ("Pilot Program"), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of business tax. Starting from May 1, 2016, the Pilot Program was promoted nationwide in a comprehensive manner in the PRC.

Tuition fees generated from kindergarten services are qualified for VAT exemption pursuant to a circular jointly released by the Ministry of Finance and Finance and State Administration of Taxation. Revenue generated from other services and sales of products, namely play-and-learn center services, franchise fees, royalty fees, training services and sales of educational merchandise, is reported net of VAT collected on behalf of PRC tax authorities. The Group is subject to VAT at a rate of 17% on the sales of educational merchandise. Except for an entity who is designated as a small scale VAT payer, the Group is subject to VAT at a rate of 6% on the play-and-learn center services, franchise fees, royalty fees and training services. For the entity designated as the small scale VAT payer, it is subject to VAT at a rate of 3% on namely paly and learn center services and training services.

Since May 2018, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16% of the gross sales for general VAT payer. Therefore, for general VAT payer, VAT on sales is calculated at 16% on the sales of educational merchandise and paid after deducting input VAT on purchases since May 1, 2018.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation with employees are measured based on the grant date fair value of the equity instrument. Share-based compensation expenses, net of forfeiture, are recognized over the requisite service period based on the graded vesting attribution method with corresponding impact reflected in additional paid-in capital. When no future services are required to be performed by grantees in exchange for an award of equity instruments, the cost of the award is expensed on the grant date.

Government subsidies

Government subsidies

The Company receives government subsidies at the discretion of the local government based on certain criteria in relation to the Company's kindergarten operations. Government subsidies are recognized as liabilities when the government subsidies are received, and released to consolidated statements of operations as government subsidy income when the Company is not subject to further obligation or future refunds. For government subsidies granted to specific kindergartens to subsidize their rental and teacher training costs are recorded by offset to the cost of revenues when the conditions are met.

For the years ended December 31, 2016, 2017 and 2018, $573,  $863 and $683 were recognized as government subsidy income, respectively; nil,  nil and $1,098 were recognized as reduction of cost of revenues, respectively.

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss). The Group presents the components of net income (loss), the components of other comprehensive income (loss) and total comprehensive income (loss) in two separate but consecutive statements.

Contingency

Contingency

The Group is subject to lawsuits, investigations and other claims related to the operation of its kindergartens, product, taxing authorities and other matters, and are required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or nonoccurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $65,375 and $42,068, which were denominated in RMB, at December 31, 2017 and 2018, respectively, representing 42% and 41% of the cash and cash equivalents at December 31, 2017 and 2018, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, loan receivables, amounts due from related parties and other current assets. As of December 31, 2018, all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC and the United States of America. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues or accounts receivable from customers which individually represent greater than 10% of the total net revenues in the three years ended December 31, 2018 or accounts receivable as of December 31, 2017 and 2018.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements adopted

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” as modified by subsequently issued ASUs 2015-14, 2016-08, 2016-10, 2016-12 and 2016-20 (collectively ASU 2014-09). ASU 2014-09 superseded existing revenue recognition standards with a single model unless those contracts are within the scope of other standards (e.g., an insurance entity’s insurance contracts). The revenue recognition principle in ASU 2014-09 is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted Topic 606 on January 1, 2018, using the modified retrospective transition method. The Company recognized the cumulative effect of applying the new revenue standard as an adjustment to the opening balance of accumulated deficit at the beginning of 2018. The comparative information has not been restated and continues to be reported under the accounting standards in effect for the periods presented. See Note 2 - Revenue recognition, for additional accounting policy and transition disclosures.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments- Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, "Technical Corrections and Improvements to Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities". This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued. ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. For investment in equity security without readily determinable fair value, the Group elects to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Group has adopted the new standard as of January 1, 2018, and the adoption had no significant impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Determination of Business. This ASU requires that when substantially all of the fair value of the gross assets acquired (or dispose of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this ASU on update (1) required that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this ASU to annual periods beginning after December 15, 2017, including interim period within those periods. Early adoption of the amendments in this ASU is allowed. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosure are required at transition. The Group has adopted the new standard as of January 1, 2018 and the adoption had no significant impact on the consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, which intended to reduce cost and complexity and to improve financial reporting for nonemployee share-based payments. The ASU expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers. The Group has early adopted ASU 2018-07 in fiscal year ended December 31, 2018, and the adoption had no significant impact on the consolidated financial statements.

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements. The Group has evaluated the effect of the adoption of this ASU and expects the adoption will result in a material increase in the assets and liabilities on the consolidated balance sheet for the operating leases and will have insignificant impact on the consolidated statements of operations or cash flows.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test.  Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount.  An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.  An entity should apply the amendments in this Update on a prospective basis.  An entity is required to disclose the nature of and reason for the change in accounting principle upon transition.  A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.  Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  The Company is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement to ASC Topic 820, Fair Value Measurement (‘‘ASC 820’’). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, and/or adding certain disclosures. ASU 2018-13 is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2019. An entity is permitted to early adopt by modifying existing disclosures and delay adoption of the additional disclosures until the effective date. The Company is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Company on January 1, 2020. The Company is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.